GAAP to Non-GAAP Reconciliation (Tables)	12 Months Ended
Dec. 31, 2025
Reconciliation [Abstract]
Reconciliation between GAAP and non-GAAP results

A reconciliation between GAAP and non-GAAP results is presented below.

Reconciliation of GAAP Net Loss to EBITDA & Adjusted EBITDA
(in thousands)

	Three Months Ended		Twelve Months Ended
	December 31,		December 31,
	2025	2024	2025	2024
Net loss	$(9,394)	$(501)	$(59,002)	$(55,743)
Adjustments:
Interest income	(527)	(899)	(2,777)	(4,877)
Interest expense	1,350	1,314	5,320	5,256
Taxes	—	—	—	—
Depreciation & Amortization	2,808	2,237	10,623	8,419
EBITDA	$(5,763)	$2,151	$(45,836)	$(46,945)
Share-based compensation expense	7,555	8,555	33,823	30,603
Acquisition-related costs	—	—	—	1,873
Restructuring costs(1)	352	—	1,529	964
Customer credit loss(2)	—	—	—	2,147
Litigation costs(3)	1,304	399	3,852	399
Debt extinguishment loss	2,737	—	2,737	—
Adjusted EBITDA	$6,185	$11,105	$(3,895)	$(10,959)

(1) Restructuring charges primarily relate to severance payments and other post-employment benefits from a restructuring in the second quarter of 2024 and the third and fourth quarters of 2025.

(2) Customer credit loss consists of the write-off of accounts receivable due from a customer that filed for bankruptcy during the second quarter of 2024.

(3) Litigation costs relate to patent infringement lawsuits.